Fair value of financial instruments - Summary of Liabilities Designated as at Fair Value Through Profit or Loss (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial liabilities [line items]
Contractual maturity amount	$ 477,345	$ 485,205
Carrying value	471,230	474,308
Difference between carrying value and contractual maturity amount	(6,115)	(10,897)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	1,425	798
Cumulative change in fair value attributable to changes in credit risk for positions still held	340	(1,083)
Term deposits - Personal [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	33,552	27,131
Carrying value	33,799	26,702
Difference between carrying value and contractual maturity amount	247	(429)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	221	112
Cumulative change in fair value attributable to changes in credit risk for positions still held	163	(57)
Term deposits - Business and government [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	162,648	147,844
Carrying value	156,238	137,454
Difference between carrying value and contractual maturity amount	(6,410)	(10,390)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	1,204	683
Cumulative change in fair value attributable to changes in credit risk for positions still held	177	(1,030)
Term deposits - Bank [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	10,520	11,485
Carrying value	10,530	11,462
Difference between carrying value and contractual maturity amount	10	(23)
Term deposits [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	206,720	186,460
Carrying value	200,567	175,618
Difference between carrying value and contractual maturity amount	(6,153)	(10,842)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	1,425	795
Cumulative change in fair value attributable to changes in credit risk for positions still held	340	(1,087)
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	270,625	298,734
Carrying value	270,663	298,679
Difference between carrying value and contractual maturity amount	$ 38	(55)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held		3
Cumulative change in fair value attributable to changes in credit risk for positions still held		4
Other liabilities [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount		11
Carrying value		$ 11